Long-term Debt (Tables)	12 Months Ended
Feb. 28, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The following table shows the impact of the change in fair value of the Debentures for the fiscal years ended February 28, 2019, February 28, 2018 and February 28, 2017:

	For the Years Ended
	February 28, 2019	February 28, 2018	February 28, 2017
Income (charge) associated with the change in fair value from non-credit components recorded in the statement of operations	$117	$(191)	$(24)
Income associated with the change in fair value from instrument-specific credit components recorded in AOCI	—	—	—
Total decrease (increase) in the fair value of the Debentures (1)(2)	$117	$(191)	$(24)
The following table summarizes the changes in fair value of the 3.75% Debentures for the fiscal year ended February 28, 2019:

As at
February 28, 2019
Balance as at February 28, 2018	$782
Change in fair value of the 3.75% Debentures	(117)
Balance as at February 28, 2019	$665